Employee Benefit Plan, Summary of Accounting Policy - EBP Third Federal 401(k) Savings Plan	3 Months Ended
Dec. 31, 2025
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
The policies and principles which significantly affect the determination of net assets and results of operations are summarized below.
Accounting Method:
The Plan's financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.
Valuation of Investments and Income Recognition
The Plan's investments are stated at fair value. Quoted market prices are used to value investments in registered investment companies and TFS Financial Corporation stock. Units of pooled separate accounts are valued by the asset custodian at the daily net asset value, which represents the cumulative market values of the pooled separate accounts' underlying investments. The Third Federal CD Portfolio consists of Certificates of Deposit valued at the original cost plus accrued interest and money market accounts valued at their carrying amount, which approximates fair value.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts and disclosures, and actual results could differ from these estimates.
Risks and Uncertainties:
The Plan provides for various investment options including any combination of mutual funds, pooled separate accounts, and other investment securities. The investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the values of investments, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect amounts reported in the statements of net assets available for benefits and participants' individual account balances.
Payment of Benefits:
Benefits are recorded when paid.

EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
The policies and principles which significantly affect the determination of net assets and results of operations are summarized below.
Accounting Method:
The Plan's financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.
Valuation of Investments and Income Recognition
The Plan's investments are stated at fair value. Quoted market prices are used to value investments in registered investment companies and TFS Financial Corporation stock. Units of pooled separate accounts are valued by the asset custodian at the daily net asset value, which represents the cumulative market values of the pooled separate accounts' underlying investments. The Third Federal CD Portfolio consists of Certificates of Deposit valued at the original cost plus accrued interest and money market accounts valued at their carrying amount, which approximates fair value.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts and disclosures, and actual results could differ from these estimates.
Risks and Uncertainties:
The Plan provides for various investment options including any combination of mutual funds, pooled separate accounts, and other investment securities. The investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the values of investments, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect amounts reported in the statements of net assets available for benefits and participants' individual account balances.
Payment of Benefits:
Benefits are recorded when paid.